Accounts Receivable	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Accounts Receivable	Note 5. Accounts Receivable At December 31, 2022 and 2021, accounts receivable was $52,761 and $55,169, respectively, and determined to be fully collectible.